Cover Page	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36202
Entity Registrant Name	NAVIGATOR HOLDINGS LTD.
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	10 Bressenden Place,
Entity Address, City or Town	London,
Entity Address, Postal Zip Code	SW1E 5DH,
Entity Address, Country	GB
Title of 12(b) Security	Common Stock
Trading Symbol	NVGS
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	65,250,444
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001581804
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Amendment Flag	false
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	10 Bressenden Place,
Entity Address, City or Town	London,
Entity Address, Postal Zip Code	SW1E 5DH,
Entity Address, Country	GB
Contact Personnel Name	Gary Chapman
City Area Code	44 20
Local Phone Number	7340 4850